Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of revenue by major source

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue :
Professional services	$44	$-	$95	$1,000
Software as a Service	-	15	28	54
	$44	$15	$123	$1,054

	2019	2018
Revenue:
Walmart	$1,000	$500
Software as a Service ("SaaS")	62	57
Hardware Sales	-	1
	$1,062	$558